Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	0.93%	1.23%	1.25%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.68%	0.93%	1.23%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.23%	3.36%	3.07%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.23%	3.23%	3.36%
Weighted-average assumptions used, Expected rates of return on plan assets	2.60%	2.76%	2.83%
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.87%	4.87%	4.25%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.17%	3.87%	4.87%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.65%	4.64%	4.58%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	4.65%	4.65%	4.64%
Weighted-average assumptions used, Expected rates of return on plan assets	6.81%	7.06%	6.98%
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.83%	4.63%	4.01%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.09%	3.83%	4.63%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	7.50%	7.50%